Other Payables and Accrued Liabilities	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Payables and Accruals [Abstract]
Other Payables and Accrued Liabilities

7. OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following at October 31, 2020 and July 31, 2020:

	As of October 31, 2020 (unaudited)	As of July 31, 2020 (audited)
Accrued audit fees	$8,800	$12,500
Accrued expenses	$10,786	$11,069
Share subscription receipts in advance	$156,226	$18,097
Total payables and accrued liabilities	$175,812	$41,666

7. OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following at July 31, 2020 and July 31, 2019:

	As of July 31, 2020 (Audited)	As of July 31, 2019 (Audited)
Accrued audit fees	$12,500	$12,500
Other payable and accrued liabilities	$11,069	$2,786
Share subscriptions received in advance	$18,097	$-
Total payables and accrued liabilities	$41,666	$15,286